Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Jul. 01, 2019
Registrant Name	AMERICAN FUNDS TAX-EXEMPT FUND OF NEW YORK
Entity Central Index Key	0001496999
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Jul. 01, 2019
Document Effective Date	Jul. 01, 2019
Prospectus Date	Oct. 01, 2018
AMERICAN FUNDS TAX-EXEMPT FUND OF NEW YORK® | Class A
Prospectus:
Trading Symbol	NYAAX
AMERICAN FUNDS TAX-EXEMPT FUND OF NEW YORK® | Class C
Prospectus:
Trading Symbol	NYACX
AMERICAN FUNDS TAX-EXEMPT FUND OF NEW YORK® | Class F-1
Prospectus:
Trading Symbol	NYAEX
AMERICAN FUNDS TAX-EXEMPT FUND OF NEW YORK® | Class F-2
Prospectus:
Trading Symbol	NYAFX
AMERICAN FUNDS TAX-EXEMPT FUND OF NEW YORK® | Class F-3
Prospectus:
Trading Symbol	TFNYX
AMERICAN FUNDS TAX-EXEMPT FUND OF NEW YORK® | Class T
Prospectus:
Trading Symbol	TATEX